Document and Entity Information	May 16, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 16, 2023
Entity Registrant Name	Amgen Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37702
Entity Tax Identification Number	95-3540776
Entity Address, Address Line One	One Amgen Center Drive
Entity Address, City or Town	Thousand Oaks
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91320-1799
City Area Code	805
Local Phone Number	447-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000318154
Amendment Flag	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	AMGN
Security Exchange Name	NASDAQ
2.00% Senior Notes Due 2026 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.000% Senior Notes Due 2026
Trading Symbol	AMGN26
Security Exchange Name	NASDAQ